Cover	Aug. 03, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed August 3, 2023 (the “Original Report”) pursuant to which Clearfield, Inc. (the “Company”) reported the issuance of a press release announcing the results of its third quarter of fiscal year 2023. A copy of the press release issued and furnished with the Original Report inadvertently included a duplicate Consolidated Statement of Cashflows and no Consolidated Balance Sheets. On August 3, 2023, the Company issued a corrected press release. No other changes have been made to the Original Form 8-K.
Document Period End Date	Aug. 03, 2023
Entity File Number	000-16106
Entity Registrant Name	CLEARFIELD, INC.
Entity Central Index Key	0000796505
Entity Tax Identification Number	41-1347235
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	7050 Winnetka Avenue North
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Brooklyn Park
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55428
City Area Code	(763)
Local Phone Number	476-6866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CLFD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false